THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON OR ABOUT NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED OR EXPIRED ON NOVEMBER 14, 2002. (THE CORRESPONDING PUBLIC FILING WAS FILED ELECTRONICALLY ON NOVEMBER 14, 2001).


                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2001

                  Check here if Amendment [X]: Amendment No. 1

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [X] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name: Atlantic Investment Management, Inc.

            Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103
           -----------------------------------------------------------



                         Form 13F File Number: 028-06437

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          November 20, 2002
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $112,605   (thousands)

List of Other Included Managers:          None


                                             FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                   Column 2     Column 3    Column 4       Column 5         Column 6    Column 7         Column 8

                               Title of      CUSIP       Value     Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                Class                  (x$1000)    Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

Alexander & Baldwin              COM        014482103   $ 14,151     604,500  SH         SOLE                    604,500
C&D Technologies                 COM        124661109   $  2,298     124,900  SH         SOLE                    124,900
Flowserve Corp.                  COM        34354P105   $  3,762     190,500  SH         SOLE                    190,500
Harsco Corp.                     COM        415864107   $ 51,412   1,852,000  SH         SOLE                  1,852,000
Kennametal Inc.                  COM        489170100   $ 20,904     654,900  SH         SOLE                    654,900
Precision Castparts              COM        740189105   $ 20,078     904,400  SH         SOLE                    904,400